Label	Element	Value
Innovator International Developed Power Buffer ETF™ - May | iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $1.02 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.80%
Innovator International Developed Power Buffer ETF™ - May | iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $102.32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
Innovator International Developed Power Buffer ETF™ - May | iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $118.63 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)
Innovator International Developed Power Buffer ETF™ - May | iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $86.97 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)